Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Significant accounting policies
Basis of preparation
(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousands except share data and per share data, or otherwise noted.

Certain comparative items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), requiring public business entities to provide disclosures of significant expenses and other segment items. The Company adopted this standard for the year ended December 31, 2024. The adoption of ASU 2023-07 did not have a material impact on the consolidated financial statements.

Principles of consolidation
(b)	Principles of consolidation

The Company’s consolidated financial statements include the financial statements of the Company and its subsidiaries.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Items subject to such estimates and assumptions include, but are not limited to, estimate of breakage for loyalty points, the fair value of share-based compensation awards, allowance for doubtful accounts, impairment of inventory and the recoverability of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Convenience translation
(d)	Convenience translation

Translations of balances in the consolidated financial statements from RMB into United States dollars (“USD”) as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.2993 representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2024, or at any other rate. The USD convenience translation is not required under U.S. GAAP and all USD convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Functional currency and foreign currency translation
(e)	Functional currency and foreign currency translation

The Company’s reporting currency is RMB. RMB is the currency of the primary economic environment in which the Company primarily generates and expends cash. The functional currency of the subsidiaries in Cayman Islands and Hong Kong is the USD. The functional currency of the subsidiaries in Chinese Mainland is the RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded in the other income (expenses), net in the consolidated statements of comprehensive income.

The financial statements of subsidiaries using functional currency other than RMB are translated into RMB at the exchange rates as of the balance sheet date for assets and liabilities, the average daily exchange rate for each month for income and expense items and the historical exchange rates for equity accounts. Translation gains and losses are recorded in other comprehensive (loss) income and accumulated in the translation adjustment component of equity until the sale or liquidation of the foreign entity.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and on hand, and highly liquid investments. The Company considers highly liquid investments that are readily convertible into known amounts of cash and with a maturity of three months or less when purchased to be cash equivalents. The Company’s cash and cash equivalents are deposited in financial institutions at the following locations:

	As of December 31,
	2023	2024
	RMB	RMB
Financial institutions in the mainland PRC
—Denominated in RMB	2,414,169	2,496,135
—Denominated in USD	3,614	3,717
Total cash balances held at mainland PRC financial institutions	2,417,783	2,499,852
Hong Kong
—Denominated in RMB	9,904	9,919
—Denominated in USD	194,145	367,467
Total cash balances held at the Hong Kong financial institutions	204,049	377,386
Cayman Islands
—Denominated in RMB	272	600,273
—Denominated in USD	218,703	140,940
Total cash balances held at the Cayman Islands financial institutions	218,975	741,213
Total cash and cash equivalents balances held at financial institutions	2,840,807	3,618,451

Restricted cash
(g)	Restricted cash

Restricted cash mainly consists of security deposits as requested by local government agencies and landlords. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreement for the establishment.

Short-term investments
(h)	Short-term investments

Short-term investments include wealth management products with original maturities less than one year when purchased, which are with variable return. These investments are placed with financial institutions and measured at fair value. The fair value change of the short-term investments was recorded in gain from short-term investments in the consolidated statements of comprehensive income.

Accounts receivable, net
(i)	Accounts receivable, net

Accounts receivable primarily consists of receivables from franchisees, corporate customers, travel agents and hotel guests, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Company establishes an allowance for doubtful accounts based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Company considers both quantitative and qualitative information that is reasonable and supportable, including historical credit loss experience, adjusted for relevant factors impacting collectability and forward-looking information indicative of external market conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted. As of December 31, 2023 and 2024, the Company does not have any off-balance-sheet credit exposure relate to its franchisees and other customers.

Contract costs
(j)	Contract costs

Contract costs are the incremental costs of obtaining a contract with a customer. Incremental costs of obtaining a contract are those costs that the Company incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained (e.g. an incremental sales commission). Incremental costs of obtaining a contract are capitalized when incurred if the costs relate to revenue which will be recognized in a future reporting period and the costs are expected to be recovered. Other costs of obtaining a contract are expensed when incurred. Capitalized contract costs are amortized on straight-line basis over the fixed franchise and management agreement term considering the expected beneficial period from the contract cost asset. Capitalized contract costs are stated at cost less accumulated amortization and impairment losses.

Contract costs capitalized as of December 31, 2023 and 2024 relate to the incremental sales commissions paid to the Company’s sales personnel whose selling activities resulted in customers entering into franchise and management agreements with the Company. Contract costs are recognized as part of selling and marketing expenses in the consolidated statements of comprehensive income in the period in which revenue from the franchise fees is recognized. The amount of capitalized costs recognized in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024 were RMB9,832, RMB12,318 and RMB18,365, respectively.

Inventories
(k)	Inventories

Inventories mainly consist of lifestyle products, small appliances and daily consumables, which are stated at the lower of cost and net realizable value. Cost of inventories is determined using the weighted average cost method. Valuation of inventories is based on currently available information about net realizable value. The estimate is dependent upon factors such as historical trends of similar merchandise, inventory aging, historical and forecasted consumer demand and promotional environment. When evidence exists that the net realizable value of inventory is lower than its cost, a write-down is recognized in hotel operating costs and retail costs in the consolidated statements of comprehensive income in the period when it occurs.

Property and equipment, net
(l)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment.

The estimated useful lives are presented below.

Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Equipment, fixtures and furniture, and other fixed assets	5 - 10 years

Depreciation commences when the asset is ready for its intended use. Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

Expenditures for repairs and maintenance are expensed as incurred. Gains or losses arising from the disposal of an item of property and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.

Intangible assets, net
(m)	Intangible assets, net

Intangible assets consist primarily of software.

Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. The amortization period is as follows:

Purchased software	3 - 10 years

Leases
(n)	Leases

Contracts that have been determined to convey the right to use an identified asset are evaluated for classification as an operating or finance lease.

The lease term for all of the Company’s leases include the noncancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

For operating leases, right-of-use assets and lease liabilities are recognized upon lease commencement for operating leases. The lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date. The lease liability is subsequently measured at amortized cost using the effective-interest method. As the rate implicit in the lease cannot be readily determined, the Company uses the incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate is determined using a portfolio approach based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The right-of-use asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received.

For operating leases, lease expense for lease payments is recognized on a straight-line basis over the lease term. Variable lease payments that do not depend on a rate or index are expensed as incurred.

Right-of-use assets for operating leases are occasionally reduced by impairment losses. See Note 2(o).

The Company monitors for events or changes in circumstances that require a reassessment of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding right-of-use asset unless doing so would reduce the carrying amount of the right-of-use asset to an amount less than zero. In that case, the right-of-use asset is reduced to zero and the remainder of the adjustment is recorded in profit or loss.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The Company recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term.

The Company’s leases generally include non-lease maintenance services (i.e. common area maintenance). The Company has elected the practical expedient to account for the lease and non-lease maintenance components as a single lease component. Therefore, the lease payments used to measure the lease liability include all the fixed consideration in the contract.

As of December 31, 2023 and 2024, the Company does not have any material finance leases.

Impairment of long-lived assets
(o)	Impairment of long-lived assets

Long-lived assets, such as property and equipment and operating lease right of use assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. For the purposes of impairment testing of long-lived assets of leased hotel, the Company has concluded that an individual hotel is the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. When there were circumstances that require the long-lived assets of a leased hotel be tested for possible impairment, the Company first compares undiscounted cash flows generated by the assets to their carrying amount. If the carrying amount of the long-lived assets is not recoverable based on undiscounted cash flows, an impairment is recognized for the amount by which the carrying amount exceeds the asset’s fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

The Company recognized RMB60,517 and RMB54,662 of impairment losses related to leased hotels, which included RMB55,403 and RMB48,497 for property and equipment and RMB5,114 and RMB6,165 for operating lease right of use assets, recorded in hotel operating costs in the consolidated statements of comprehensive income for the years ended December 31, 2023 and 2024, respectively. The impairment losses recognized were due to the carrying amounts of these long-lived assets were not recoverable based on the undiscounted cash flows. The fair values of these long-lived assets primarily reflect the price market participant would pay to sub-lease the operating lease right of use assets and acquire remaining property and equipment assets, representing the highest and best use of these assets. Significant unobservable inputs used in the fair value measurement include future market rental prices, which were determined with the assistance of an independent valuation specialist.

No impairment losses were recognized for long-lived assets for the year ended December 31, 2022.

Business combination
(p)	Business combination

Business combination is recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition.

Goodwill
(q)	Goodwill

Goodwill represents the excess purchase price over the estimated fair value of net assets acquired in a business combination.

Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit. The Company performs its annual impairment review of goodwill at December 31 of each year.

The Company has determined that it has one reporting unit, which is also its only reportable segment.

The Company has the option to perform a qualitative assessment to determine whether it is more-likely-than not that the fair value of a reporting unit is less than its carrying value prior to performing the goodwill impairment test. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the goodwill impairment test is not required. If the goodwill impairment test is required, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess.

No impairment losses were recorded for goodwill for the years ended December 31, 2022, 2023 and 2024.

Value-added-tax ("VAT")
(r)	Value-added-tax (“VAT”)

Entities that are VAT general taxpayers are permitted to offset qualified input VAT paid to suppliers against their output VAT upon receipt of appropriate supplier VAT invoices on an entity-by-entity basis. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities, usually on a monthly basis; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward indefinitely to offset future net VAT payables. VAT related to purchases and sales which have not been settled at the balance sheet date is disclosed separately as an asset and liability, respectively, in the consolidated balance sheet.

Asset retirement costs
(s)	Asset retirement costs

The Company’s asset retirement obligations are primarily related to its leased hotels, of which the majority are leased under long-term arrangements, and, in certain cases, are required to be returned to the landlords in their original condition. The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred. The corresponding asset retirement costs are capitalized as part of the cost of leasehold improvements and are depreciated over the shorter of the asset’s useful life or the term of the lease subsequent to the initial measurement. The Company accretes the liability in relation to the asset retirement obligations over time and the accretion expense is recorded in hotel operating costs in the consolidated statements of comprehensive income.

Asset retirement obligations are recorded in other non-current liabilities. The following table summarizes the activities of the asset retirement obligation liability:

	As of December 31,
	2023	2024
	RMB	RMB
Balance at the beginning of the year	3,773	3,958
Accretion expense	185	174
Balance at the end of the year	3,958	4,132

Revenue recognition
(t)	Revenue recognition

Revenue is primarily derived from contracts of manachised hotels with third party franchisees, products and services in leased hotels, as well as sales of lifestyle products via the e-commence platforms and hotel shops.

Manachised hotel revenues

Manachised hotels refer to franchised-and-managed hotels. Typically, the Company enters into certain franchise and management arrangements with franchisees for which the Company is responsible for providing branding, appointing and training of the hotel managers, and various other management services. The franchisee is responsible for hotel construction, renovation and maintenance. The term of the franchise and management agreements are up to 20 years.

The franchise and management agreements primarily contain the following promised goods or services:

●	Intellectual Property (“IP”) license grants the right to access the Company’s hotel system IP, including brand names.
●	Pre-opening services (e.g. central reservation system installation service, and services related to the assistance on employees training and other hotel opening preparation activities).
●	Hotel management services include providing day-to-day management services of the hotels for the franchisees and central reservation system maintenance services.
●	Sales of hotel supplies and other products.

The promises to provide pre-opening services (e.g. information system installation service, and services related to the assistance on employees training and other hotel opening preparation activities) are not considered distinct performance obligation because they are highly interrelated with the IP license. Therefore, the promises to provide these pre-opening services have been combined with the related IP license as a single performance obligation.

Manachised hotel revenues are derived from franchise and management agreements where the franchisees are primarily required to pay (i) upfront franchise fees, (ii) continuing franchise fees, which primarily consist of on-going franchise and management fees, hotel managers fees and central reservation system usage and maintenance fees; and iii) fees for purchase of hotel supplies and other products.

The transaction prices are allocated to the performance obligations based on the standalone selling prices of each component.

Upfront franchise fees are typically fixed and collected upfront and recognized as revenue on a straight- line basis over the term of the franchise contract. The Company does not consider that the upfront franchise fees give rise to a significant financing component, since the primary purpose of the upfront franchise fee is to protect the Company from failure by franchisees to comply with the terms in the contract.

On-going franchise and management fees are generally calculated as a certain percentage of the revenues of the manachised hotel, which are due and payable on a monthly basis and revenue is recognized over time as services are rendered. Hotel managers fees are also billed and collected monthly and revenue is recognized over time as services are rendered. Central reservation system usage and maintenance fees are recognized as a certain percentage of the revenues generated from central reservation system channel.

Revenue from sales of hotel supplies and other products is recognized at a point of time when the control of the goods is transferred to the customers, generally when the goods are delivered to the customer and the customer has obtained the physical possession and legal title of the goods.

Leased hotel revenues

Leased hotels refer to the hotels that the Company operates and manages and where the properties are leased from third party lessors. The Company is responsible for hotel development and customization to conform to the Company’s standards, as well as for repairs and maintenance and operating costs and expenses of properties over the term of the lease. The Company is also responsible for all aspects of hotel operations and management, including hiring, training and supervising the hotel managers and employees required to operate hotels and purchasing supplies.

Leased hotel revenues are primarily derived from the rental of rooms, food and beverage sales and other ancillary services. Each of these products and services represents a distinct performance obligation and, in exchange for these products and services, the Company receives fixed amounts based on published or negotiated prices. Payment is due in full at the time when the services are rendered or the goods are provided. Room rental revenue is recognized on a daily basis when rooms are occupied. Food and beverage revenue and other services revenue are recognized when they have been delivered or rendered to the guests as the respective performance obligations are satisfied.

Retail revenues

Revenues from sales from lifestyle products through the e-commence platforms and hotel shops are recognized when the control of the goods is transferred to the customers, generally when the goods are delivered to the customer and the customer has obtained the physical possession and the legal title of the goods.

Customer loyalty program

The Company invites its customers to participate in a membership program with different tiers of membership. Members could pay a membership fee for a higher membership tier.

Under the membership program, members earn loyalty points, which generally expire two years after being earned and can be redeemed for future products and services. Points earned by loyalty program members represent a material right to free or discounted goods or services in the future. The Company is responsible for providing or arranging for the provision of those free or discounted goods or services in exchange. The Company is acting as a principal if the members redeem the points for the room nights in leased hotels or other lifestyle products. The Company is acting as an agent if the members redeem the points for room nights in manachised hotels.

For points earned in leased hotels, a portion of the leased hotel revenues is deferred until the members redeem points. For points earned in manachised hotels, the Company collected a loyalty program management fee from manachised hotels at a fixed rate per point. Such loyalty program management fee is recognized on a net basis by netting off refunds to manachised hotels when members redeem the points for room nights in manachised hotels, and is included in manachised hotels revenues in the consolidated statements of comprehensive income.

The Company estimates breakage for loyalty points that members will never redeem based on the Company’s historical experience and expectations of future member behavior and re-assess the estimate at the end of each reporting period. The estimated breakage for points earned in manachised hotels are also recognized as manachised hotels revenues in the consolidated statements of comprehensive income.

Membership fee from the Company’s customer loyalty program is recognized on a straight-line basis over the membership period, which is included in other revenues in the consolidated statements of comprehensive income.

Contract assets and deferred revenue
(u)	Contract assets and deferred revenue

Contract assets primarily represent revenue earned that is not yet billable based on the terms of the contracts. The amount of impairment losses of contract assets recognized in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024 were nil, RMB28,819 and RMB23,974, respectively.

Cash proceeds received from customers are recorded as deferred revenue before the Company performs services under the contracts.

Contract assets and deferred revenue are reported in a net position on an individual contract basis at the end of each reporting period. Contract assets are classified as current in the consolidated balance sheet when the Company expects to realize within one year from the balance sheet date. Deferred revenue is classified as current in the consolidated balance sheet when the Company expects to satisfy the performance obligation within one year from the balance sheet date.

Government grant
(v)	Government grant

Government subsidies are received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Such subsidies allow the Company full discretion to utilize the funds and are used by the Company for general corporate purposes. During the years ended December 31, 2022, 2023 and 2024, the Company received financial subsidies of RMB26,059, RMB70,529 and RMB79,209 from various local PRC government authorities, respectively, which primarily consist of government subsidies for headquarter office and business development support. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other operating income, net in the consolidated statements of comprehensive income, when received as the amount of the subsidies and the timing of payment are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive any or similar subsidies in the future.

There were no significant commitment or contingencies for the government subsidies received for the years ended December 31, 2022, 2023 and 2024.

Advertising and promotion expenses
(w)	Advertising and promotion expenses

Advertising and promotion related expenses primarily consist of advertising costs including production costs of marketing materials and the promotion related service fees of hotel and retail businesses, which are charged to the consolidated statements of comprehensive income as incurred and amounted to RMB74,963 and RMB302,459 and RMB650,952 for the years ended December 31, 2022, 2023 and 2024, respectively.

Technology and development expenses
(x)	Technology and development expenses

Technology and development expenses are expensed as incurred, mainly consist of (i) staff costs incurred for the self-developed hotel operation, reservation systems and other systems related to sales of hotel supplies and retail business, (ii) servers and cloud infrastructure costs, (iii) retail products development costs, (iv)other expenses related to technology and development functions.

Employee benefits

(y) Employee benefits

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the Company’s PRC subsidiaries make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Company has no legal obligation for the benefits beyond the contributions made.

Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB129,254, RMB160,825 and RMB229,162 for the years ended December 31, 2022, 2023 and 2024, respectively.

Income taxes

(z) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss and tax credit carryforwards, if any. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws are recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted.

The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods, and the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company recognizes in its financial statements the impact of a tax position if that position is “more likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Changes in recognition or measurement is reflected in the period in which the change in judgment occurs. Interest and penalties recognized related to unrecognized tax benefits are classified as income tax expense in the consolidated statements of comprehensive income.

Share based compensation

(aa) Share based compensation

The Company accounts for the compensation cost from share-based payment transactions with employees based on the grant-date fair value of the equity instrument issued.

For graded-vesting awards with service conditions only, the grant-date fair value of the award is recognized as compensation expense on a straight-line basis, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period. The cumulative amount of compensation cost recognized at any point in time is at least equal the portion of the grant-date fair value of the award that is vested at that date. For graded vesting awards with service conditions and performance conditions, the compensation expense is recognized on a tranche-by-tranche basis when the performance goal becomes probable to achieve.

When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date.

Statutory reserve

(ab) Statutory reserve

In accordance with the Company Laws of the PRC, the PRC Entities registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non- distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined in accordance with the legal requirements in the PRC. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the statutory reserves is restricted to the off-setting of losses or increasing capital of the respective entity. All these reserves are not allowed to be transferred to their investors in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

As of December 31, 2023 and 2024, the PRC statutory reserve funds amounted to RMB126,297 and RMB286,721, respectively.

Segment reporting

(ac) Segment reporting

The Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. For the purpose of internal reporting and management’s operation review, the Company’s Chief Executive Officer does not segregate the Company’s business by product or service lines. Management has determined that the Company has one operating segment, which is the Atour Group. For additional segment information, see Note 16, “Segment Information.”

Contingencies

(ad) Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including but not limited to non-compliance respect to licenses and permits, franchise and management agreements and lease contracts, which are handled and defended in the ordinary course of business. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Fair value measurements

(ae) Fair value measurements

The Company applies ASC 820, Fair Value measurements and Disclosures, for fair value measurements financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring and non-recurring basis.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

The Company classifies its short-term investments within Level 2 in the fair value hierarchy because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair values.

The Company’s other financial instruments primarily include cash and cash equivalents, restricted cash, accounts receivable, prepayments and other current assets, amounts due from related parties, accounts payable, amounts due to related parties, accrued expenses and other payables, and short-term borrowings. The carrying amounts of these short-term financial instruments approximate their fair value due to their short-term nature.

Net income per ordinary share

(af) Net income per ordinary share

Basic income per ordinary share is computed by dividing net income available to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on participating rights in undistributed earnings. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings per share as of the date that all necessary conditions have been satisfied.

Diluted income per ordinary share is calculated by dividing net income available to the Company’s ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Potential dilutive securities are not included in the calculation of diluted income per ordinary share if the impact is anti-dilutive.

Recently issued accounting pronouncements

(ag) Recently issued accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”), requiring public business entities to provide additional information in the rate reconciliation and additional disclosures about income taxes paid. ASU 2023-09 is effective for the Company from January 1, 2025, with early adoption permitted. The Company is currently assessing the impact that adopting this new accounting standard will have on its financial statements.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, which requires companies to disclose in the notes to the financial statements the disaggregation of certain expense categories included within the income statement expense captions. The standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027 on a prospective basis with optional retrospective application. Early adoption is permitted. The Company is currently assessing the impact that adopting this new accounting standard will have on its financial statements.

Risks and concentration

(ah) Risks and concentration

Foreign exchange risk

As the Company’s principal activities are carried out in the PRC, the Company’s transactions are mainly denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand.

The management does not expect that there will be any significant currency risk for the Company during the reporting periods.

Credit risk

The Company’s credit risk primarily arises from cash and cash equivalents, short-term investments, accounts receivable, and amounts due from related parties. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Company expects that there is no significant credit risk associated with the cash and cash equivalents, restricted cash and short-term investments which are held by reputable financial institutions. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

Accounts receivable is unsecured and are primarily derived from revenue earned from manachised hotels and retail business. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

Amounts due from related parties are unsecured and are derived from the hotel reservation payment collected by the related parties on behalf of the Company. The Company believes that it is not exposed to unusual risks as the related parties are reputable travel agencies.

Concentration

The Company’s hotel operating costs and retail costs include the costs of hotel supplies and retail products purchased from third party vendors. The following table summarizes vendors with greater than 10% of Company’s purchase of products.

	Years ended December 31,
	2022	2023	2024
Vendor A	*	14%	15%
*	Less than 10%